Basic and Diluted Net (Loss) / Income Per Share - Schedule of Anti-dilutive Shares Excluded from Computation of Diluted Net Income per Common Share (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options and restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from computation of diluted net income per common share	9,041,434	2,513,017	2,240,681
Preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from computation of diluted net income per common share	93,213,683	110,953,534	110,083,912